Significant Accounting Policy (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 02, 2024
Significant Accounting Policy [Line Items]
Monthly deposits by company, percentage	8.33%
Tax benefit rate realized upon settlement	50.00%
Exercise price (in Dollars per share)		$ 1.25
Operating segment	1
Pre-funded warrants [Member]
Significant Accounting Policy [Line Items]
Exercise price (in Dollars per share)	$ 0.0001